INCOME TAXES - Reconciliation of income tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Domestic statutory tax rate (in percent)	26.50%	26.50%	26.60%
Income taxes at domestic statutory tax rate	$ 206.0	$ 220.5	$ 218.0
Increase (reduction) resulting from:
Non-deductible charges, non-taxable income and differences between current and future tax rates	(8.2)	(1.1)	(0.4)
Change in benefit arising from the recognition of current and prior year tax losses (note 29)	(2.5)	(4.7)
Other	1.5	(0.5)	(2.1)
Income taxes	$ 196.8	$ 214.2	$ 215.5